ORDINARY SHARES - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Nov. 22, 2023 USD ($)	Nov. 22, 2022 USD ($)
Stock repurchased during period value | ¥	¥ 90,492
Reissuance of treasury stock for share-based compensation | shares	186,667	186,667
November 2022 Share Repurchase Program [Member]
Stock repurchase program authorized amount | $			$ 80,000	$ 30,000
ADS [Member] | November 2022 Share Repurchase Program [Member]
Stock repurchased during period shares | shares	4,867,118	4,867,118
Stock repurchased during period value | $		$ 12,440
Common Class A [Member]
Common stock voting rights	Each Class A ordinary share is entitled to one vote	Each Class A ordinary share is entitled to one vote
Common stock terms of conversion from class to the another	Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.	Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.
Common Class B [Member]
Common stock voting rights	each Class B ordinary share is entitled to ten votes	each Class B ordinary share is entitled to ten votes
Common stock terms of conversion from class to the another	Each class B ordinary is convertible into one Class A ordinary share	Each class B ordinary is convertible into one Class A ordinary share